LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2016
LAND USE RIGHTS [Abstract]
Schedule of Land Use Rights
Land use rights consist of the following:

	December 31,
	2016	2015

Cost of land use rights	$4,442,117	$4,746,825
Less: Accumulated amortization	(870,934)	(835,741)
Land use rights, net	$3,571,183	$3,911,084

Schedule of Future Amortization Expense	Amortization expense for the next five years and thereafter is as follows:
2017	$88,842
2018	88,842
2019	88,842
2020	88,842
2021	88,842
Thereafter	3,126,973
Total	$3,571,183